REVENUES AND CONTRACT ACCOUNTING (Details -Disaggregated Revenue) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,770,059	$ 3,617,142	$ 4,414,347	$ 5,056,458	$ 15,012,366	$ 8,259,917
Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	870,494	2,693,943	2,698,258	3,346,021	11,190,292	5,999,136
Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	899,565	837,097	1,716,089	1,493,146	3,822,074	2,260,781
Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		86,102		217,291
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	870,494	2,693,943	2,698,258	3,346,021	11,190,292	5,518,004
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	709,173	837,097	1,298,042	1,493,146	3,108,114	2,257,601
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue						131,537
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue						3,180
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	190,392	86,102	418,047	217,291	713,960	349,595
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,537,286	3,315,171	3,913,735	4,322,444	13,710,777	6,883,670
Rail [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	856,942	2,675,426	2,684,706	3,196,081	10,789,693	5,255,491
Rail [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	680,344	639,745	1,229,029	1,126,363	2,921,084	1,628,179
Rail [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	856,942	2,675,426	2,684,706	3,196,081	10,789,693	5,255,491
Rail [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	680,344	639,745	1,229,029	1,126,363	2,921,084	1,628,179
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	42,381	26,697	71,212	43,997	115,443	213,517
Commercial [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	13,552		13,552	(498)	9,297	27,831
Commercial [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,829	26,697	57,660	44,495	106,146	185,686
Commercial [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	13,552		13,552	(498)	9,297	27,831
Commercial [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,829	26,697	57,660	44,495	106,146	185,686
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
Petrochemical [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
Petrochemical [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
Petrochemical [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue		38,737	11,353	190,879	237,414	314,030
Governments [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		18,517		150,438	156,530	233,145
Governments [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,220	11,353	40,441	80,884	80,885
Governments [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		18,517		150,438	156,530	233,145
Governments [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,220	11,353	40,441	80,884	80,885
Governments [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member]
Disaggregation of Revenue [Line Items]
Revenue						23,340
Banking Other [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						1,537
Banking Other [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						21,803
Banking Other [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue						1,537
Banking Other [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue						21,803
Banking Other [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue						134,717
It Suppliers [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						131,537
It Suppliers [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						3,180
It Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue						131,537
It Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue						3,180
It Suppliers [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member]
Disaggregation of Revenue [Line Items]
Revenue					948,732	691,510
A I [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue					234,772	349,595
A I [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue					713,960	341,915
A I [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue					234,772
A I [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue						341,915
A I [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue					713,960	349,595
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	190,392	236,537	418,047	499,138
Artificial Intelligence [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	190,392	150,435	418,047	281,847
Artificial Intelligence [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		86,102		217,291
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		150,435		281,847
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	190,392	86,102	418,047	217,291
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,770,059	3,617,142	4,414,347	5,056,458	15,012,366	8,259,917
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,537,286	3,315,171	3,913,735	4,322,444	13,710,777	6,883,670
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	42,381	26,697	71,212	43,997	115,443	213,517
North America [Member] | Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
North America [Member] | Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue		38,737	11,353	190,879	237,414	314,030
North America [Member] | Banking Other [Member]
Disaggregation of Revenue [Line Items]
Revenue						23,340
North America [Member] | It Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue						134,717
North America [Member] | A I [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 948,732	$ 691,510
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 190,392	$ 236,537	$ 418,047	$ 499,138